SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Advertising expenditures (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Advertising expense	¥ 515	$ 81	¥ 664	¥ 922